OTHER RECEIVABLES, NET	6 Months Ended
Sep. 30, 2021
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

5. OTHER RECEIVABLES, NET

	March 31,	September 30,
	2021	2021
	RMB	RMB

Unreceived 2B disposal consideration (i)	—	87,432
Rental and other deposits	44,892	43,648
Deposits in non-bank financing partners (ii)	19,919	19,295
Staff advance	16,268	15,989
Others	49,926	48,408
	131,005	214,772
Less: provision for credit losses	(20,980)	(25,037)
	110,025	189,735

(i) As of March 31, 2021, unreceived 2B disposal consideration was recorded as “amounts due from related parties”. Since July 12, 2021, 58.com was no longer the Company’s related party, unreceived 2B disposal consideration was recorded as “other receivables, net” since then (Note 15).

(ii) In relation with the Company’s historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, was required to deposit a separate guarantee fund with those financial institutions.